Note 5 - Credit Assets, Net of Allowance for Credit Losses (Tables)	9 Months Ended
Jul. 31, 2025
Statement Line Items [Line Items]
Disclosure of loans, net [text block]
(thousands of Canadian dollars)
	July 31	October 31	July 31
	2025	2024	2024

Receivable purchase program	$3,720,442	$3,307,328	$3,228,354
Multi-family residential loans and other	1,041,076	910,314	801,791
	4,761,518	4,217,642	4,030,145

Allowance for credit losses	(6,037)	(3,303)	(2,401)
Accrued interest	22,835	21,777	21,705

Total credit assets, net of allowance for credit losses	$4,778,316	$4,236,116	$4,049,449

Disclosure of loans by lending asset category [text block]
	As at July 31, 2025				As at October 31, 2024
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Receivable purchase program	$3,696,120	$16,816	$7,506	$3,720,442	$3,294,675	$12,653	$-	$3,307,328
ECL allowance	2,696	82	1,203	3,981	783	-	-	783
EL %	0.07%	0.48%	16.02%	0.11%	0.02%	0.00%	0.00%	0.02%
Multi-family residential loans and other	$861,304	$148,398	$31,374	$1,041,076	$737,125	$173,121	$68	$910,314
ECL allowance	1,738	317	1	2,056	2,213	306	1	2,520
EL %	0.20%	0.21%	0.00%	0.20%	0.30%	0.18%	1.47%	0.28%
Total credit assets	$4,557,424	$165,214	$38,880	$4,761,518	$4,031,800	$185,774	$68	$4,217,642
Total ECL allowance	4,434	399	1,204	6,037	2,996	306	1	3,303
Total EL %	0.10%	0.24%	3.10%	0.13%	0.07%	0.16%	1.47%	0.08%

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [text block]
(thousands of Canadian dollars)
	Reported	100%		100%		100%
	ECL	Upside		Baseline		Downside

Allowance for expected credit losses	$6,037	$5,470		$5,927		$6,770
Provision (recovery) from reported ECL		(567)		(110)		733
Variance from reported ECL (%)		(9%	)	(2%	)	12%

Disclosure of Reconciliation of changes in allowance account for credit losses of financial assets [text block]
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Receivable purchase program
Balance at beginning of period	$2,360	$611	$29	$3,000
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	336	(529)	1,174	981
Credit asset originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	336	(529)	1,174	981
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$2,696	$82	$1,203	$3,981

Multi-family residential loans and other
Balance at beginning of period	$1,400	$557	$1	$1,958
Transfer in (out) to Stage 1	(236)	236	-	-
Transfer in (out) to Stage 2	234	(234)	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	15	435	-	450
Credit asset originations	501	-	-	501
Derecognitions and maturities	(77)	(675)	-	(752)
Provision for (recovery of) credit losses	438	(238)	-	200
Write-offs	(102)	-	-	(102)
Recoveries	-	-	-	-
FX Impact	4	(3)	-	1
Balance at end of period	$1,738	$317	$1	$2,056

Total balance at end of period	$4,434	$399	$1,204	$6,037
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Receivable purchase program
Balance at beginning of period	$207	$-	$-	$207
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	358	-	-	358
Credit asset originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	358	-	-	358
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$565	$-	$-	$565

Multi-family residential loans and other
Balance at beginning of period	$1,886	$309	$-	$2,195
Transfer in (out) to Stage 1	74	(74)	-	-
Transfer in (out) to Stage 2	(241)	241	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(189)	(58)	-	(247)
Credit asset originations	7	-	-	7
Derecognitions and maturities	(100)	(19)	-	(119)
Provision for (recovery of) credit losses	(449)	90	-	(359)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
FX Impact	-	-	-	-
Balance at end of period	$1,437	$399	$-	$1,836

Total balance at end of period	$2,002	$399	$-	$2,401
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Receivable purchase program
Balance at beginning of period	$783	$-	$-	$783
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	1,913	82	1,203	3,198
Credit asset originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	1,913	82	1,203	3,198
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$2,696	$82	$1,203	$3,981

Multi-family residential loans and other
Balance at beginning of period	$2,213	$306	$1	$2,520
Transfer in (out) to Stage 1	(633)	633	-	-
Transfer in (out) to Stage 2	380	(380)	-	-
Transfer in (out) to Stage 3	-	(43)	43	-
Net remeasurement of loss allowance	(322)	530	(43)	165
Credit asset originations	541	(29)	-	512
Derecognitions and maturities	(91)	(691)	-	(782)
Provision for (recovery of) credit losses	(124)	20	-	(104)
Write-offs	(361)	-	-	(361)
Recoveries	-	-	-	-
FX Impact	12	(10)	-	2
Balance at end of period	$1,738	$317	$1	$2,056

Total balance at end of period	$4,434	$399	$1,204	$6,037
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Receivable purchase program
Balance at beginning of period	$100	$-	$-	$100
Transfer in (out) to Stage 1	56	(56)	-	-
Transfer in (out) to Stage 2	(124)	124	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	533	(68)	-	465
Credit asset originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	465	-	-	465
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$565	$-	$-	$565

Multi-family residential loans and other
Balance at beginning of period	$1,845	$568	$-	$2,413
Transfer in (out) to Stage 1	324	(324)	-	-
Transfer in (out) to Stage 2	(403)	403	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(240)	(186)	-	(426)
Credit asset originations	108	-	-	108
Derecognitions and maturities	(197)	(62)	-	(259)
Provision for (recovery of) credit losses	(408)	(169)	-	(577)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
FX Impact	-	-	-	-
Balance at end of period	$1,437	$399	$-	$1,836

Total balance at end of period	$2,002	$399	$-	$2,401